Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, net [Abstract]
Goodwill	₩ 4,689,792	₩ 4,690,049	₩ 3,903,518
Software	144,535	129,235
Development cost	183,592	144,100
Other	462,700	595,330
Intangible assets, net	₩ 5,480,619	₩ 5,558,714	₩ 4,320,134